Related Party Transactions - Additional Information (Details) - USD ($)		3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Feb. 09, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Sep. 07, 2020
Related Party Transaction [Line Items]
Repayment of promissory note - related party	$ 6,000					$ 185,116	$ 185,116
Accounts payable - related party		$ 255,000			$ 255,000		165,000
Promissory Note with Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note								$ 300,000
Amount borrowed under note	185,000
Repayment of promissory note - related party	$ 6,000
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses per month					15,000		15,000
Accounts payable - related party		255,000		$ 0	255,000		165,000
Expenses incurred		45,000	$ 45,000	0	90,000	$ 75,000	165,000
Related Party Loans
Related Party Transaction [Line Items]
Loan conversion agreement warrant		$ 1,500,000			$ 1,500,000		$ 1,500,000
Related Party Loans | Working capital loans warrant
Related Party Transaction [Line Items]
Price of warrant		$ 1.00			$ 1.00		$ 1.00
Working Capital Loans
Related Party Transaction [Line Items]
Notes payable, related parties		$ 0		$ 0	$ 0		$ 0